SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2015
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

NOTE 17—SUPPLEMENTAL CASH FLOW INFORMATION

	Year Ended December 31,
	2015	2014	2013
	(In thousands)
Cash paid during the period for:
Interest, net of amounts capitalized	$15,408	$6,376	$5,358
Income taxes, net of refunds	$28,313	$48,309	$42,750
Non-cash financing activity:
Issuance of noncontrolling interest in connection with an acquisition	$—	$—	$31,347